4. INVENTORIES	12 Months Ended
Dec. 31, 2013
Inventory Disclosure [Abstract]
4. INVENTORIES

Inventories at December 31, 2013 and 2012 consist of the following:

	2013	2012

Produce, meats and other food products	$104,536	$148,330
Liquor and beverages	128,359	89,549
Redemption toys	36,785	75,058
Total	$269,680	$312,937